Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

Stock option activity under the Private Company 2014 Plan for the three months ended March 31, 2016 was as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	1,115,855	$11.23	8.59 years	—
Granted	—	—
Exercised	—	—
Forfeited / Cancelled	(123,192)	11.24
Expired	—	—

Options outstanding at March 31, 2016	992,663	$11.22	8.33 years	—

Stock option activity prior to the recapitalization under the Private Company 2008 Plan as of December 31 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	22,208,215	1.27	7.71 years	—

Granted	842,641	1.87
Exercised	(98,089)	0.39		18
Canceled/forfeited	(1,295,085)	0.92

Outstanding—December 31, 2014	21,657,682	1.33	6.85 years	—

Granted	—	—
Exercised	—
Canceled/forfeited	(1,350,532)	1.74

Outstanding—December 31, 2015	20,307,149	1.30	5.75 years	—

 The Private Company stock option activity under the Private Company 2014 Plan prior to the recapitalization for the years ended December 31, 2014 and December 31, 2015 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2013	—	$—	—	$—
Granted	1,167,615	11.21	—
Exercised	—	—
Canceled/forfeited	(6,307)	11.14

Outstanding—December 31, 2014	1,161,308	$11.21	9.59 years	$1,827

Granted	6,616	12.78	—
Exercised	—	—
Canceled/forfeited	(52,089)	11.26

Outstanding—December 31, 2015	1,115,855	11.23	8.59 years	—

Exercisable December 31, 2015	777,694	11.21	8.58 years	—

Vested and expected to vest at December 31, 2015	1,022,000	11.22	8.58 years	—

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense is classified in the condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2015	2016
	(In thousands)
Research and development	$482	$174
General and administrative	1,658	387

Total	$2,140	$561